STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Audited) - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Gain (Loss)	Total
Beginning Balance, Shares at Aug. 15, 2014
Beginning Balance, Amount at Aug. 15, 2014
Common Shares issued: for cash, Shares	4,000,000
Common Shares issued: for cash, Amount	$ 4,000			4,000
Net gain (loss)			4,182	4,182
Ending Balance, Shares at Aug. 31, 2014	4,000,000
Ending Balance, Amount at Aug. 31, 2014	$ 4,000		4,182	8,182
Beginning Balance, Shares at Aug. 15, 2014
Beginning Balance, Amount at Aug. 15, 2014
Net gain (loss)				(117,528)
Ending Balance, Shares at Aug. 31, 2016	4,000,000
Ending Balance, Amount at Aug. 31, 2016	$ 5,050	40,950	(117,528)	(71,528)
Beginning Balance, Shares at Aug. 31, 2014	4,000,000
Beginning Balance, Amount at Aug. 31, 2014	$ 4,000		4,182	8,182
Net gain (loss)			(34,337)	(34,337)
Ending Balance, Shares at Aug. 31, 2015	4,000,000
Ending Balance, Amount at Aug. 31, 2015	$ 4,000		(30,155)	(26,155)
Common Shares issued: for cash, Shares	1,050,000
Common Shares issued: for cash, Amount	$ 1,050	40,950		42,000
Net gain (loss)			(87,373)	(87,373)
Ending Balance, Shares at Aug. 31, 2016	4,000,000
Ending Balance, Amount at Aug. 31, 2016	$ 5,050	$ 40,950	$ (117,528)	$ (71,528)